Segment Reporting - Summary of Information about Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 414,190	$ 345,670	$ 292,124
Operating income (loss)	(502,356)	(205,389)	(83,060)
Non-operating income (loss), net	(46,153)	8,503
Income tax expense	(10,745)	(8,546)	(11,730)
Share of results of equity investees	(1,912)	(19,523)	(8,148)
Net loss	(561,166)	(224,955)	$ (107,336)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Reporting Information [Line Items]
Revenue	365,167	327,985
Operating income (loss)	45,637	45,525
Operating Segments [Member] | E-commerce [Member]
Segment Reporting Information [Line Items]
Revenue	9,034
Operating income (loss)	(452,233)	(172,409)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Reporting Information [Line Items]
Revenue	16,270	5,892
Operating income (loss)	(38,038)	(34,407)
Operating Segments [Member] | Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	23,719	11,793
Operating income (loss)	(21,199)	(12,320)
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (36,523)	$ (31,778)